Investment Strategy - Calvert VP SRI Balanced Portfolio - Classes I and F - Calvert VP SRI Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies and other issuers that the investment adviser determines operate in a manner consistent with or promote The Calvert Principles for Responsible Investment (the “Principles”).  For purposes of the Fund, “Socially Responsible Investing (SRI)” is implemented through the application of the Principles, which  provide a framework for the investment adviser’s evaluation of investments considering environmental, social and governance (“ESG”) factors. Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment” in this prospectus.
Under normal market conditions, the Fund invests between 50% and 75% of net assets in equity securities and between 25% and 50% of net assets in fixed-income securities. Stock investments are primarily common stock of large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and  collateralized mortgage obligations (“CMOs”)) and other asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).
The Fund may invest up to 25% of its net assets in publicly-traded real estate investment trusts (“REITs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities include, but are not limited to, securities that are issued by foreign governments, supranational entities and foreign corporations. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored and Global Depositary Receipts (“GDRs”)).
The Fund may invest in investment grade debt securities and may invest up to 15% of its net assets in below investment grade debt securities (“junk bonds”). The Fund may also invest in unrated debt securities. An investment grade debt security is rated  BBB- or higher by S&P Global Ratings (“S&P”) or by Fitch Ratings (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities  and mortgage-backed securities) or is an unrated debt security determined by the investment adviser to be of comparable credit quality. Below investment grade debt securities (“junk bonds”) are rated below BBB- by S&P or Fitch, or below Baa3 by Moody’s, or below BBB- by Kroll for securitized debt instruments or is an unrated debt security determined by the investment adviser to be of comparable credit quality. If an instrument is rated differently by two or more rating agencies, the highest rating will be used for any Fund rating restrictions.
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment fund in a single product. The investment adviser monitors the Fund’s allocation and may  rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large-cap U.S. portfolio, although the Fund may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the investment adviser’s research staff and consideration of the responsible investing criteria described above. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.
Investment decisions for the fixed-income portion of the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described above. Management of the fixed-income portion of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers may also use rotation and absolute return strategies in their management of the fixed income portion of the Fund. The investment adviser manages duration and any hedging of interest rate risk in the fixed-income portion of the Fund through the purchase and sale of  U.S. Treasury securities and related futures contracts. The Fund does not have a specific target for its average fund duration and may invest in bonds and other fixed-income instruments of any maturity.
Incidental to its main investment strategy, the Fund may also use derivatives as a substitute for direct investment in a particular asset class, in order to facilitate the periodic  rebalancing of the Fund to maintain its target asset allocation, to make tactical asset allocations, to hedge foreign currency exposure and to assist in managing cash. The Fund may also lend its securities.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies and other issuers that the investment adviser determines operate in a manner consistent with or promote The Calvert Principles for Responsible Investment (the “Principles”). For purposes of the Fund, “Socially Responsible Investing (SRI)” is implemented through the application of the Principles, which provide a framework for the investment adviser’s evaluation of investments considering environmental, social and governance (“ESG”) factors. Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment” in this prospectus.